UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [x]; Amendment Number: 5
   This Amendment (Check only one.):	[  ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully's Trail
	   Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534			02/20/07
		  [Signature]			 	[City, State]		                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   164

Form 13F Information Table Value Total:  741,040
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]






























Form 13F Information Table
Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8
Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shares or
Prn Amt
Investment
Discretion
Other
Managers
Voting
Authority
ACM GOVERNMENT
OPPORTUNITY FUND,
INC.
Common
Stock
000918102
4,085
486,035
Sole
N/a
Sole
ACM MANAGED
INCOME FUND
Common
Stock
000919100
13,420
3,627,075
Sole
N/a
Sole
ADAMS EXPRESS
COMPANY
Common
Stock
006212104
10,166
732,948
Sole
N/a
Sole
AIM SELECT REAL
ESTATE INCOME FUND
Common
Stock
00888R107
2,991
179,405
Sole
N/a
Sole
AMERICAN INCOME
FUND, INC.
Common
Stock
02672T109
3,985
485,406
Sole
N/a
Sole
AMERICAN
STRATEGIC INCOME
PORTFOLIO INC.
Common
Stock
030098107
696
61,280
Sole
N/a
Sole
BANCROFT
CONVERTIBLE FUND,
INC.
Common
Stock
059695106
779
39,960
Sole
N/a
Sole
BLACKROCK CAPITAL
AND INC STRAT FD
INC.
Common
Stock
09256A109
1,927
94,430
Sole
N/a
Sole
BLACKROCK
FLOATING RATE INC
STRAT FUND
Common
Stock
09255X100
4,066
225,024
Sole
N/a
Sole
BLACKROCK
FLOATING RATE INC
STRAT FUND II
Common
Stock
09255Y108
303
16,850
Sole
N/a
Sole
BLACKROCK FLORIDA
INSD MUNI
Common
Stock
09250G102
994
72,480
Sole
N/a
Sole
BLACKROCK FLORIDA
INSURED MUNI 2008
TERM
Common
Stock
09247H106
5,218
361,885
Sole
N/a
Sole
BLACKROCK INCOME
OPPORTUNITY TRUST
Common
Stock
092475102
1,288
125,400
Sole
N/a
Sole
BLACKROCK INS MUNI
INCOME TR
Common
Stock
092479104
1,300
88,466
Sole
N/a
Sole
BLACKROCK INSURED
MUNI TERM TRUST
Common
Stock
092474105
11,079
1,133,945
Sole
N/a
Sole
BLACKROCK
MUNIENHANCED
FUND
Common
Stock
09253Y100
1,218
112,400
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
FLORIDA
Common
Stock
09254P108
1,799
131,000
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
INSURED FUND
Common
Stock
09254A101
3,295
253,849
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
INSURED FUND II
Common
Stock
09254C107
4,954
381,699
Sole
N/a
Sole
BLACKROCK
MUNIYIELD INSURED
FUND INC.
Common
Stock
09254E103
4,032
285,124
Sole
N/a
Sole
BLACKROCK
MUNIYIELD MI
INSURED
Common
Stock
09254V105
340
23,600
Sole
N/a
Sole
BLACKROCK
MUNIYIELD PA
INSURED
Common
Stock
09255G107
1,020
69,400
Sole
N/a
Sole
BLACKROCK
MUNIYIELD QUALITY
FUND II
Common
Stock
09254G108
748
59,200
Sole
N/a
Sole
BLACKROCK
MUNIYIELD QUALITY
FUND, INC.
Common
Stock
09254F100
890
62,650
Sole
N/a
Sole
BLACKROCK NEW
YORK INSD 2008
Common
Stock
09247L107
12,487
838,057
Sole
N/a
Sole
BLACKROCK STRAT
DVD ACHV TRS
Common
Stock
09249Y107
14,438
933,301
Sole
N/a
Sole
BOULDER TOTAL
RETURN FUND
Common
Stock
101541100
1,076
48,150
Sole
N/a
Sole
BRANTLEY CAPITAL
CORP
Common
Stock
105494108
694
277,562
Sole
N/a
Sole
CASTLE CONVERTIBLE
FUND - FIDELITY RES
Common
Stock
148443104
675
26,800
Sole
N/a
Sole
CEF WESTERN ASSET
CLYMOR
Common
Stock
95766Q106
845
74,010
Sole
N/a
Sole
CENTRAL SECURITIES
CORP
Common
Stock
155123102
628
23,569
Sole
N/a
Sole
CITIGROUP GLOBAL
MKTS HOLDINGS INC.
Common
Stock
173079658
185
19,400
Sole
N/a
Sole
COHEN & STEERS REIT
& UTILITY INCOME
FUND
Common
Stock
19247Y108
5,185
231,975
Sole
N/a
Sole
COHEN & STEERS SEL
UTILITY
Common
Stock
19248A109
11,422
466,594
Sole
N/a
Sole
COLONIAL INSURED
MUNICIPAL FUND
Common
Stock
195761101
4,345
323,545
Sole
N/a
Sole
DEFINED STRATEGY
FUND, INC.
Common
Stock
24476Y100
7,591
369,749
Sole
N/a
Sole
DREYFUS MUNI FUND
Common
Stock
26201r102
192
20,775
Sole
N/a
Sole
DTF TAX FREE
INCOME, INC.
Common
Stock
23334J107
886
58,425
Sole
N/a
Sole
DWS GLOBAL
COMMODITIES STOCK
FUND, INC.
Common
Stock
23338Y100
14,908
732,748
Sole
N/a
Sole
DWS MUNICIPAL
INCOME TRUST
Common
Stock
23338M106
7,797
703,700
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND II, INC.
Common
Stock
23338X102
2,847
147,340
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND INC.
Common
Stock
233384106
3,105
123,170
Sole
N/a
Sole
EATON VANCE
FLORIDA MUNICIPAL
INCOME FUND
Common
Stock
27826B100
2,040
143,370
Sole
N/a
Sole
EATON VANCE
INSURED FLORIDA
Common
Stock
27828E102
1,331
94,580
Sole
N/a
Sole
EATON VANCE
INSURED NY
MUNICIPL BOND FD II
Common
Stock
27828T109
364
24,430
Sole
N/a
Sole
EMERGING MARKETS
TELECOMUNICATIONS
FUND
Common
Stock
290890102
737
40,286
Sole
N/a
Sole
EQUUS II INC
Common
Stock
294766100
431
50,465
Sole
N/a
Sole
FIRST TRUST VALUE
LINE DIVIDEND FUND
Common
Stock
33734H106
5,214
311,670
Sole
N/a
Sole
FIRST TRUST/FIDAC
MORTG INCM
Common
Stock
33734E103
489
29,401
Sole
N/a
Sole
FT DEARBORN
INCOME SEC
Common
Stock
347200107
4,910
344,060
Sole
N/a
Sole
GABELLI DIVIDEND &
INCOME TRUST
Common
Stock
36242H104
8,279
385,753
Sole
N/a
Sole
GABELLI GLOBAL
MULTIMEDIA TRUST
Common
Stock
36239Q109
4,744
386,672
Sole
N/a
Sole
HIGH YIELD PLUS
FUND INC.
Common
Stock
429906100
57
16,000
Sole
N/a
Sole
INSURED MUNI
INCOME FUND(NAME
CHANGE 8/95)
Common
Stock
45809F104
2,410
181,210
Sole
N/a
Sole
ISHARES DJ SELECT
DIVIDEND INDEX
Common
Stock
464287168
1,502
21,240
Sole
N/a
Sole
ISHARES GOLDMAN
SACHS NAT RE
Common
Stock
464287374
227
2,236
Sole
N/a
Sole
ISHARES GOLDMAN
SACHS NAT RE
Common
Stock
464287374
508
5,000
Sole
N/a
Sole
ISHARES IBOXX $
INVESTMENT GRADE
CORPORATE
Common
Stock
464287242
14,481
135,746
Sole
N/a
Sole
ISHARES LEHMAN 20+
YEAR TREASURY
BOND
Common
Stock
464287432
1,088
12,305
Sole
N/a
Sole
ISHARES LEHMAN US
TSY INFLA
PROTECTED SEC
Common
Stock
464287176
672
6,800
Sole
N/a
Sole
ISHARES MSCI
AUSTRALIA
Common
Stock
464286103
3,677
156,455
Sole
N/a
Sole
ISHARES MSCI
CANADA
Common
Stock
464286509
5,327
210,389
Sole
N/a
Sole
ISHARES MSCI EAFE
INDEX FUND
Common
Stock
464287465
222
3,031
Sole
N/a
Sole
ISHARES MSCI
EMERGING MARKETS
INDEX
Common
Stock
464287234
2,070
18,134
Sole
N/a
Sole
ISHARES MSCI EMU
INDEX FUND
Common
Stock
464286608
1,726
16,705
Sole
N/a
Sole
ISHARES MSCI
FRANCE
Common
Stock
464286707
3,480
101,655
Sole
N/a
Sole
ISHARES MSCI HONG
KONG
Common
Stock
464286871
1,483
92,690
Sole
N/a
Sole
ISHARES MSCI JAPAN
INDEX FUND
Common
Stock
464286848
11,195
787,803
Sole
N/a
Sole
ISHARES MSCI PACIFIC
EX-JAPAN INDEX
FUND
Common
Stock
464286665
1,875
14,975
Sole
N/a
Sole
ISHARES MSCI SOUTH
KOREA IND
Common
Stock
464286772
236
4,770
Sole
N/a
Sole
ISHARES MSCI SPAIN
INDEX FD
Common
Stock
464286764
5,078
94,730
Sole
N/a
Sole
ISHARES MSCI
TAIWAN INDEX FD
Common
Stock
464286731
507
34,975
Sole
N/a
Sole
ISHARES MSCI UNITED
KINGDOM
Common
Stock
464286699
14,152
604,507
Sole
N/a
Sole
ISHARES RUSSELL 2000
INDEX FUND
Common
Stock
464287655
219
2,810
Sole
N/a
Sole
ISHARES S&P EUROPE
350 INDEX FUND
Common
Stock
464287861
2,629
25,049
Sole
N/a
Sole
ISHARES S&P MIDCAP
400/BARRA VALUE
INDEX
Common
Stock
464287705
237
2,985
Sole
N/a
Sole
ISHARES S&P
SMALLCAP 600/BARRA
VALUE INDEX
Common
Stock
464287879
234
3,105
Sole
N/a
Sole
ISHARES TR 1-3 YR TRS
BD
Common
Stock
464287457
1,062
13,283
Sole
N/a
Sole
J F CHINA REGION
FUND, INC.
Common
Stock
46614T107
713
31,255
Sole
N/a
Sole
JAPAN EQUITY FUND
Common
Stock
471057109
131
15,500
Sole
N/a
Sole
JOHN HANCOCK BANK
& THRIFT FUN
Common
Stock
409735107
4,011
398,315
Sole
N/a
Sole
JOHN HANCOCK
FINANCIAL
Common
Stock
41014X105
241
12,659
Sole
N/a
Sole
JOHN HANCOCK T/A
DVD INCOME
Common
Stock
41013V100
9,153
449,762
Sole
N/a
Sole
LAZARD GLOBAL TOT
RT & INC
Common
Stock
52106W103
3,657
161,960
Sole
N/a
Sole
LIBERTY ALL-STAR
GROWTH FD
Common
Stock
529900102
1,282
238,705
Sole
N/a
Sole
LMP CAPITAL &
INCOME FUND, INC.
Common
Stock
50208A102
5,106
268,030
Sole
N/a
Sole
LMP CORPORATE
LOAN FUND, INC.
Common
Stock
50208B100
1,482
108,525
Sole
N/a
Sole
LMP REAL ESTATE
INCOME FUND, INC.
Common
Stock
50208C108
2,392
110,547
Sole
N/a
Sole
MBIA CAP/CLAYMORE
MGD DUR INV GRADE
MUNI
Common
Stock
55266X100
5,065
392,610
Sole
N/a
Sole
MEXICO FUND
Common
Stock
592835102
612
15,470
Sole
N/a
Sole
MFS CHARTER
INCOME TRUST
Common
Stock
552727109
13,302
1,553,955
Sole
N/a
Sole
MFS GOVERNMENT
MARKETS INCOME
TRUST
Common
Stock
552939100
23,110
3,544,402
Sole
N/a
Sole
MFS INTERMEDIATE
INCOME
Common
Stock
55273C107
17,257
2,810,530
Sole
N/a
Sole
MFS MULTI MARKET
INCOME FUND
Common
Stock
552737108
8,687
1,442,965
Sole
N/a
Sole
MONTGOMERY
STREET INCOME
SECURITIES
Common
Stock
614115103
2,451
141,855
Sole
N/a
Sole
MORGAN STANLEY
ASIA-PACIFIC FUND
Common
Stock
61744U106
11,868
621,016
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTER GOVT
INCOME TR
Common
Stock
61745P106
14,787
1,558,195
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTER INSD
MUN INC TR
Common
Stock
61745P791
213
14,725
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTR NY QUAL
MUN SECS
Common
Stock
61745P528
145
10,460
Sole
N/a
Sole
MORGAN STANLEY
HIGH YIELD FD
Common
Stock
61744M104
257
43,110
Sole
N/a
Sole
MORGAN STANLEY
INCOME SEC INC
Common
Stock
61745P874
1,747
109,712
Sole
N/a
Sole
MSDW INSURED
MUNICIPAL BOND
Common
Stock
61745p817
884
62,375
Sole
N/a
Sole
MUNICIPAL
ADVANTAGE FUND
INC.
Common
Stock
626189104
5,926
443,195
Sole
N/a
Sole
NEUBERGER BERMAN
DIVIDEND
ADVANTAGE FUND
Common
Stock
64127J102
1,125
47,772
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE
Common
Stock
64190A103
1,358
74,360
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE INCOME
FUND
Common
Stock
64126D106
1,547
55,525
Sole
N/a
Sole
NEUBERGER BERMAN
REALTY, INC.
Common
Stock
64126G109
4,004
165,382
Sole
N/a
Sole
NEW GERMANY FUND
Common
Stock
644465106
17,890
1,236,333
Sole
N/a
Sole
NUVEEN FLORIDA
INVESTMENT
QUALITY MUNI FUN
Common
Stock
670970102
776
56,225
Sole
N/a
Sole
NUVEEN FLORIDA
QUALITY INCOME
MUNI FUND
Common
Stock
670978105
1,462
105,655
Sole
N/a
Sole
NUVEEN INSURED
FLORIDA TAX-FREE
ADV MUNI
Common
Stock
670655109
557
41,675
Sole
N/a
Sole
NUVEEN INSURED
PREMIUM INC-2
Common
Stock
6706D8104
1,936
149,470
Sole
N/a
Sole
NUVEEN NY
INVESTMENT
QUALITY MUNICIPAL
FD
Common
Stock
67062X101
319
22,800
Sole
N/a
Sole
NUVEEN NY QUALITY
INCOME MUNICIPAL
FUND
Common
Stock
670986108
429
30,550
Sole
N/a
Sole
NUVEEN PA INV QUAL
MUNI FUND
Common
Stock
670972108
1,876
138,155
Sole
N/a
Sole
NUVEEN PREMIER
MUNI INC FD
Common
Stock
670988104
4,119
297,400
Sole
N/a
Sole
NUVEEN PREMIUM INC
MUNI II
Common
Stock
67063W102
1,955
139,175
Sole
N/a
Sole
NUVEEN PREMIUM
INCOME MUNICIPAL
FUND
Common
Stock
67062T100
1,209
85,160
Sole
N/a
Sole
PETROLEUM &
RESOURCES
CORPORATION
Common
Stock
716549100
818
24,450
Sole
N/a
Sole
PIONEER INTEREST
SHARES, INC.
Common
Stock
723703104
2,703
242,615
Sole
N/a
Sole
PIONEER MUNI HI
INCOME TRUST
Common
Stock
723763108
4,600
311,440
Sole
N/a
Sole
PIONEER TAX ADV
BALANCED FUND
Common
Stock
72388R101
3,417
244,060
Sole
N/a
Sole
POWERSHARES
WILDERHILL CLEAN
ENERGY PORT.
Common
Stock
73935X500
698
40,300
Sole
N/a
Sole
POWERSHARES ZACKS
S/C PTFL
Common
Stock
73935X674
5,468
203,341
Sole
N/a
Sole
PUTNAM CALIF INVT
GRADE MUNI
Common
Stock
746446103
139
10,100
Sole
N/a
Sole
PUTNAM HIGH YIELD
MUNICIPAL TRUST
Common
Stock
746781103
1,407
194,100
Sole
N/a
Sole
PUTNAM INVESTMENT
GRADE MUNICIPAL
TRUST
Common
Stock
746805100
14,692
1,459,035
Sole
N/a
Sole
PUTNAM MANAGED
MUNICIPAL INCOME
TRUST
Common
Stock
746823103
213
27,700
Sole
N/a
Sole
PUTNAM MASTER
INTERMEDIATE
INCOME TRUST
Common
Stock
746909100
81
12,580
Sole
N/a
Sole
PUTNAM MUNICIPAL
BOND FUND, INC.
Common
Stock
74683V100
155
12,500
Sole
N/a
Sole
PUTNAM MUNICIPAL
OPPORTUNITIES
TRUST
Common
Stock
746922103
5,611
465,263
Sole
N/a
Sole
PUTNAM NY
INVESTMENT GRADE
MUNICIPAL TRUST
Common
Stock
746921105
3,771
302,865
Sole
N/a
Sole
PUTNAM PREMIER
INCOME TRUST
Common
Stock
746853100
18,428
2,865,954
Sole
N/a
Sole
PUTNAM TAX-FREE
HEALTH CARE FUND
Common
Stock
746920107
5,755
436,965
Sole
N/a
Sole
RYDEX S&P EQUAL
WEIGHT ETF
Common
Stock
78355W106
19,613
414,304
Sole
N/a
Sole
S & P MID-CAP 400
DEPOSITARY
RECEIPTS
Common
Stock
595635103
1,268
8,661
Sole
N/a
Sole
S&P QUAL RANK GL
EQ MGD TRST
Common
Stock
09250D109
862
48,217
Sole
N/a
Sole
SELIGMAN QUALITY
MUNICIPAL FUND
Common
Stock
816343107
11,513
839,166
Sole
N/a
Sole
SINGAPORE FUND
Common
Stock
82929L109
1,972
125,215
Sole
N/a
Sole
SUNAMERICA
FOCUSED ALPHA GR
Common
Stock
867037103
9,939
503,479
Sole
N/a
Sole
SWISS HELVETIA
FUND
Common
Stock
870875101
6,106
319,686
Sole
N/a
Sole
TAIWAN GREATER
CHINA FUND
Common
Stock
874037104
116
17,511
Sole
N/a
Sole
TCW STRATEGIC
INCOME FUND INC
Common
Stock
872340104
1,706
333,790
Sole
N/a
Sole
THE EUROPEAN
EQUITY FUND, INC
Common
Stock
298768102
233
19,080
Sole
N/a
Sole
TRI-CONTINENTAL
CORPORATION
Common
Stock
895436103
52,896
2,363,537
Sole
N/a
Sole
TS&W/CLAYMORE
TAX-ADVANTAGED
BALANCED FUND
Common
Stock
87280R108
200
12,655
Sole
N/a
Sole
VAN KAMPEN AMCAP
IN FL COM
Common
Stock
920932100
2,448
162,634
Sole
N/a
Sole
VAN KAMPEN AMCAP
IN NY COM
Common
Stock
920931102
1,656
107,131
Sole
N/a
Sole
VAN KAMPEN AMCAP
OH QL COM
Common
Stock
920923109
600
38,600
Sole
N/a
Sole
VAN KAMPEN AMCAP
PA VL COM
Common
Stock
92112T108
1,593
112,589
Sole
N/a
Sole
VAN KAMPEN AMER
CAP ADV MUN II
Common
Stock
92112K107
1,302
95,739
Sole
N/a
Sole
VAN KAMPEN AMER
CAP INSD MUN
Common
Stock
920928108
191
13,000
Sole
N/a
Sole
VAN KAMPEN BOND
FUND
Common
Stock
920955101
9,620
548,175
Sole
N/a
Sole
VAN KAMPEN INCOME
TRUST
Common
Stock
920957107
3,589
601,165
Sole
N/a
Sole
VAN KAMPEN SLECT
SECTOR MUNICIPAL
TRUST
Common
Stock
92112M103
1,882
143,366
Sole
N/a
Sole
WESTERN ASSET 2008
WORLDWIDE DLR
GOVT TR
Common
Stock
95766W103
14,449
1,377,415
Sole
N/a
Sole
WESTERN ASSET CLAY
US TREAS INFL PROT 2
Common
Stock
95766R104
41,623
3,597,471
Sole
N/a
Sole
WESTERN ASSET
INFLATION MGMT
FUND, INC.
Common
Stock
95766U107
13,836
869,672
Sole
N/a
Sole
WESTERN ASSET
INTERMEDIATE MUNI
FUND INC.
Common
Stock
958435109
3,223
358,140
Sole
N/a
Sole
WESTERN ASSET
MANAGED MUNI
FUND, INC.
Common
Stock
95766M105
1,779
160,670
Sole
N/a
Sole
WESTERN ASSET
MUNICIPAL PARTNERS
FUND II
Common
Stock
95766V105
8,998
688,972
Sole
N/a
Sole
WESTERN ASSET
MUNICIPAL PARTNERS
FUND INC.
Common
Stock
95766P108
2,176
153,380
Sole
N/a
Sole
WESTERN ASSET VAR
RATE STRATEGIC
FUND INC.
Common
Stock
957667108
5,999
339,335
Sole
N/a
Sole
ZWEIG FUND
Common
Stock
989834106
1,865
316,110
Sole
N/a
Sole
Total Securities:  164



741,040